Exception Grades
Run Date - 12/24/2024 2:07:43 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Unique Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	18526691	31959101			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/23/2024	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18526691	31959103			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-23): Sufficient Cure Provided At Closing		10/23/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18526691	31959180			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing a copy of the E-sign Consent Agreement Document.				Reviewer Comment (2024-10-28): Received E-sign Consent Agreement. Exception cleared. Seller Comment (2024-10-28): Please see attached DocMagic eSign Certificate	10/28/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13883638	31654117			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/27/2024 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/12/2024). The disclosed Total of Payments in the amount of $2,240,871.49 is under disclosed by $200.00 compared to the calculated total of payments of $2,241,071.49 which exceeds the $100.00 threshold.	Loan Calculations: Final Closing Disclosure provided on 08/27/2024 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/12/2024). The disclosed Total of Payments in the amount of $2,240,871.49 is under disclosed by $200.00 compared to the calculated total of payments of $2,241,071.49 which exceeds the $100.00 threshold.
Reviewer Comment (2024-10-17): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Seller Comment (2024-10-16): Please see attached copy of cancelled check as confirmation this has been received by borrower, borrower signature of receipt on back of check.

Reviewer Comment (2024-10-10): TRID Grid 4.0, Remediation Types, Row B. TILA Section 130(b) Correction - With Restitution Within 60 days of discovery 1. Letter of Explanation (other evidence of borrower notification of the error will be considered.) 2. Proof of Refund or Principal Reduction or Loan Modification (if permissible - see Row 7 of Remediation Considerations) 3. Corrected PCCD or detailed LOE re-disclosing correct information 4. Proof of Delivery (material disclosure exceptions on rescindable transactions require proof of consumer receipt, see D) below and row 6 of "Remediation Considerations")More than 60 days from discovery - No cure available.  The provided email does not show wire details, amounts, dates, sender, receiver. etc...Additionally, TRID Grid 4.0 requires proof of mailing of the remediation documents.  Proof of mailing is required to complete the cure for the TOP exception.

Seller Comment (2024-10-09): See attached response from title confirming this was already reimbursed to borrower.

Reviewer Comment (2024-10-01): A copy of the refund check and  proof of mailing remains outstanding  to complete the remediation for the exception.

Seller Comment (2024-09-30): Please see the attached Closing Disclosure (PCCD) with LOX, Tolerance Cure breakdown, and Wire Breakdown which shows the borrower was provided a credit with the wire for the increase in the Appraisal Fee.

Reviewer Comment (2024-09-20): SitusAMC received 9-12-24 PCCD.  To finalize the cure on the Material Disclosure violation, must also provide LOE to borrower which accompanied the PCCD, a copy of the cure refund of $200 and proof of mailing to finalize this cure.

Seller Comment (2024-09-19): Please see the attached Closing Disclosure (PCCD), Tolerance Cure breakdown, and Wire Breakdown which shows the borrower was provided a credit for the increase in the Appraisal Fee.
																				10/17/2024		2	C	B	C	B	C	B	C	B	C	B		PA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13883638	31654119			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $297.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit report fee was last disclosed as $250.00 on LE but disclosed as $297.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $47.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-09-16): Sufficient Cure Provided At Closing		09/16/2024		1	A	A	A	A	A	A	A	A	A	A		PA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18617328	31674432			Compliance	Compliance	State Compliance	State Defect	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.					Reviewer Comment (2024-09-26): Certificate of compliance was provided. Seller Comment (2024-09-23): Please see attached Certificate of Compliance	09/26/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17265763	31522033			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			08/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17265763	31522038			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-10-02): Client elected to update to SHQM. UCDP reports were provided verifying CU score < 2.5.	10/02/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Rate/Term		D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17265763	31522470			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-5,424.30 exceeds tolerance of $-9,795.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-5,424.30 exceeds tolerance of $-9,795.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-10-14): SitusAMC received valid COC document.

Reviewer Comment (2024-09-17): SitusAMC received valid COC dated 08/06/2024 indicates that Revision requested by the consumer to changed the interest rate. But, there seems to be no supporting document in the loan file for the borrower request to change. Please provide documentation of borrower requested change and it should include the date of the borrower's change request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Other wise cure is required to borrower.
																			10/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17265763	31571349			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of 6.68 is less than Guideline PITIA months reserves of 9.00. Lender used 100% of retirement accounts, however per GS Non-QM guidelines balances for tax-deferred accounts must be reduced by 40% to reflect income taxes and penalties when withdrawn. Per data tape received loan should be GS Non-QM program.				Reviewer Comment (2024-10-02): Client elected to update to use QM AUS guidelines. Only 3 months of reserves required per guidelines.	10/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17265763	31571354			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-02): Client elected to update to QM AUS guidelines. Only 3 months of reserves required which were met.	10/02/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17265763	31571360			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR failure due to insufficient reserves. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-02): Client elected to update to QM AUS guidelines. Only 3 months of reserves required which were met.	10/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17219847	31885607			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-25): Client elects to waive. Comp factors: 29% CLTV, 782 FICO & 230mo reserves Reviewer Comment (2024-10-23): A PDI cannot be accepted to verify the subject property was not damaged until after the end date of the disaster has been identified by FEMA. Exception remains. Seller Comment (2024-10-23): Please see attached.			10/25/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11174934	31774610			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Updated per document provided							09/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11174934	31783369			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/08/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.	The file is missing the 2023 personal tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022, 2021 and 2020 1040's and K-1s for 2023, 2022, 2021 and 2020..				Reviewer Comment (2024-10-09): Client elects to waive.			10/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19948144	31910729			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-25): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-10-24): CT 10/24: See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate.	10/25/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19948144	31910730			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.04093% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $82,975.26 on a Federal Total Loan Amount of $2,053,370.83 vs. an allowable total of $61,601.12 (an overage of $21,374.14 or 1.04093%).	QM Points and Fees threshold exceeded by $21,374.14 or 1.04093%. Loan was consummated after 01/10/21. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-10-25): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-10-24): CT 10/24: See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate.	10/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19948144	31910731			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Second Appraisal Fee was last disclosed as $0.00 on LE but disclosed as $500.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, Sufficient Cure Provided At Closing.				Reviewer Comment (2024-10-15): Sufficient Cure Provided At Closing		10/15/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15057639	31745677			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/15/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 and 2021 1040's and business returns.				Reviewer Comment (2024-10-09): Client elects to waive. Reviewer Comment (2024-10-01): Client to review.			10/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12005493	31744780			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation.	Borrower provided appraisal waiver less than three (3) business days prior to consummation.				Reviewer Comment (2024-10-03): Client elects to waive.			10/03/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12005493	31744781			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation.	Borrower provided appraisal waiver less than three (3) business days prior to consummation.				Reviewer Comment (2024-10-03): Client elects to waive.			10/03/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12005493	31772576			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-08): Client elects to waive. Comp factors: 82 months reserves, 815 FICO and 60% CLTV Reviewer Comment (2024-10-07): Client to review. FEMA disaster does not have a declared end date. Received Disaster Inspection reflecting no damage.			10/08/2024	2	C	B	C	B	C	B	C	B	C	B		SC	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12586285	31655470			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							09/16/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12586285	31655473			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.	The file is missing the 2023 personal tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 1040 returns.				Reviewer Comment (2024-09-26): Client elects to waive. Reviewer Comment (2024-09-18): Client to review.			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12586285	31655474			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 1040's and business returns.				Reviewer Comment (2024-09-26): Client elects to waive. Reviewer Comment (2024-09-18): Client to review.			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12586285	31655475			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 1040's and business returns.				Reviewer Comment (2024-09-26): Client elects to waive. Reviewer Comment (2024-09-18): Client to review.			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12586285	31655476			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 1040's and business returns.				Reviewer Comment (2024-09-26): Client elects to waive. Reviewer Comment (2024-09-18): Client to review.			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12586285	31655477			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 1040's and business returns.				Reviewer Comment (2024-09-26): Client elects to waive. Reviewer Comment (2024-09-18): Client to review			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12586285	31655498			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Evidence of borrower receipt was not found in file.				Reviewer Comment (2024-09-20): E-Sign Consent Agreement received and associated. Exception is cleared. Seller Comment (2024-09-19): Please see attached E-Sign Consent Agreement	09/20/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12586285	31655522			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-09-30): SSR score for Fannie Mae 1.1 and Freddie Mac is 1 which is acceptable for secondary valuation per guidelines. Exception is cleared. Seller Comment (2024-09-30): 9/30 TT: Please see attached	09/30/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12586285	31658163			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-08): Schedule C income sources confirmed to be one in the same, exception cleared	10/08/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12586285	31658164			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	For self-employed borrowers, the existence of the business must be independently verified by two (2) years of business licenses or a CPA letter through disinterested third party within 10 business days of closing. The loan file should reflect documentation secured from these sources. Sources may include: CPA, regulatory agency or applicable licensing bureau.				Reviewer Comment (2024-10-08): Schedule C income sources confirmed to be one in the same, exception cleared Seller Comment (2024-10-03): 10/3 TT: Please see attached 1099a nd schedule C showing matching figures Reviewer Comment (2024-10-02): The business in need of third party verification is [REDACTED]. The noted 1099 income is not reported through that business. Exception remains. Seller Comment (2024-09-30): 9/30 TT: borrower earns 1099 income through CBRE. Providing VVOE from CBRE showing borrower was still an active employee at the time of closing.	10/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13000836	31693229			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			09/20/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19679743	31829730			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-10-29): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.		10/29/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19679743	31829731			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-10-29): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.		10/29/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19679743	31829947			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13237381	31768958			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		The file was missing a copy of the Security Instrument.				Reviewer Comment (2024-10-07): Received Security Instrument. Exception cleared.	10/07/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13237381	31768961			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The file was missing a copy of the AUS.				Reviewer Comment (2024-10-15): Received AUS. Exception cleared.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13237381	31768964			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 54.38236% exceeds Guideline total debt ratio of 50.00000%. Approval in file reflects loan was approved with DTI of 54.38% and max allowed per guidelines is 50%.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-15): Client elects to waive. Comp factors: 41 months reserves, 788 FICO, and 64% LTV. Reviewer Comment (2024-10-15): EXCEPTION HISTORY - Exception Explanation was updated on 10/15/2024 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 54.38236% exceeds Guideline total debt ratio of 50.00000%. Buyer Comment (2024-10-11): GS to review			10/15/2024	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13237381	31770750			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-15): GS waived DTI requirement. Exception cleared.	10/15/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13237381	31770751			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 51.18922% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-15): Client elects to waive. Comp factors: 41 months reserves, 788 FICO, and 64% LTV. Reviewer Comment (2024-10-15): EXCEPTION HISTORY - Exception Detail was updated on 10/15/2024 PRIOR Exception Detail: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 54.38236% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) Buyer Comment (2024-10-11): GS to review			10/15/2024	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13237381	31770752			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-10-15): GS waived DTI requirement. Exception cleared.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11426637	31901065			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/14/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11426637	31901067			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $168.61 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $168.61 exceeds tolerance of $75.00.				Reviewer Comment (2024-10-14): Sufficient Cure Provided At Closing		10/14/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16889060	31815201			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $1,195,250.00 is less than the note amount of $1,196,250.00 based on the Commitment in file.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/04/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11436923	31744990			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							09/26/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18266359	31814849			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-22): Client elects to waive. Comp factors: 65% CLTV, 765 FICO & 11yrs on job Reviewer Comment (2024-10-21): Client to review. Reviewer Comment (2024-10-18): No end date declared yet. PDI verifying no damage cannot be accepted until an end date is declared. Reviewer Comment (2024-10-17): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-10-16): Please see attached.			10/22/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19730992	31739510			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2021 and 2022 1040's and business returns.				Reviewer Comment (2024-10-03): Client elects to waive. Reviewer Comment (2024-10-02): Client to review. Seller Comment (2024-10-02): 10/2 TT: per FHLMC 5302.4 the borrower can use the their 2022 tax returns for qualification if they provide evidence of their 2023 returns having an extension filed, as well as tax transcripts showing NROR for 2023. Providing both of these documents. Reviewer Comment (2024-09-26): Client to review.			10/03/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19730992	31739511			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2021 and 2022 1040's and business returns.				Reviewer Comment (2024-10-03): Client elects to waive. Reviewer Comment (2024-10-02): Client to review. Seller Comment (2024-10-02): 10/2 TT: per FHLMC 5302.4 the borrower can use the their 2022 tax returns for qualification if they provide evidence of their 2023 returns having an extension filed, as well as tax transcripts showing NROR for 2023. Providing both of these documents. Reviewer Comment (2024-09-26): Client to review.			10/03/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19730992	31739512			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2021 and 2022 1040's and business returns.				Reviewer Comment (2024-10-03): Client elects to waive. Reviewer Comment (2024-10-02): Client to review. Seller Comment (2024-10-02): 10/2 TT: per FHLMC 5302.4 the borrower can use the their 2022 tax returns for qualification if they provide evidence of their 2023 returns having an extension filed, as well as tax transcripts showing NROR for 2023. Providing both of these documents. Reviewer Comment (2024-09-26): Client to review.			10/03/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19730992	31739513			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2021 and 2022 1040's and business returns.				Reviewer Comment (2024-10-03): Client elects to waive. Reviewer Comment (2024-10-02): Client to review. Seller Comment (2024-10-02): 10/2 TT: per FHLMC 5302.4 the borrower can use the their 2022 tax returns for qualification if they provide evidence of their 2023 returns having an extension filed, as well as tax transcripts showing NROR for 2023. Providing both of these documents. Reviewer Comment (2024-09-26): Client to review.			10/03/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10171555	31804275			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file was missing a copy of the Initial Rate Lock Document.							10/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10171555	31804307			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard coverage is insufficient by $25,200.00. Provide updated policy reflecting minimum coverage of $782,400 OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-10-11): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared. Seller Comment (2024-10-11): (Rate Lock) RCE starts on page 14	10/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10171555	31804321			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19226947	31665591			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $842.70 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-17): Sufficient Cure Provided At Closing		09/17/2024		1	A	A	A	A	A	A	A	A	A	A		ID	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18014933	31804878			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17545609	31910981			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing copy of Tax Verification document for the REO: 3582 Tremonte Circle, Oakland Charter Township, MT. Kindly the Tax Verification document such as Tax Certificate, Property History Report.				Reviewer Comment (2024-10-21): Tax Verification associated and details updated. Exception is cleared. Seller Comment (2024-10-21): Tax Document	10/21/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10210574	31814078			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10210574	31814119			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.				Reviewer Comment (2024-10-14): Homebridge acquired by CMG Mortgage. Same as new lender, exception cleared.	10/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17410366	31797762			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/02/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17410366	31797765			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/29/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The business or personal tax returns provided are not the most recent. Application Date 08/29/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024
Reviewer Comment (2024-10-23): Client elects to waive.

Reviewer Comment (2024-10-22): Client to review.

Atlantic Bay, please allow time for Client (GS) to review.

Seller Comment (2024-10-21): How is 2023 not the most recent year? You all have 2022 Return in the file, along with docs from the CPA on 2022. Please see pgs 152-160 of the original file upload.

Reviewer Comment (2024-10-21): Client to review. Business extension provided.

Seller Comment (2024-10-18): Good afternoon!
Please see attached. Thank you!

Buyer Comment (2024-10-17): GS agrees with AMC and will need evidence of the business extension, LOE not sufficient.

Reviewer Comment (2024-10-17): Client to review.

Seller Comment (2024-10-16): Please see attached. Thank you!

Reviewer Comment (2024-10-10): Client to review. Business extension (form 7004) explanation provided.

Seller Comment (2024-10-09): LOX and 4868 extension

Buyer Comment (2024-10-08): Please provide the actual business extensions not just page numbers, as the files get restatcked.

Reviewer Comment (2024-10-08): Client to review.

Seller Comment (2024-10-07): Page #s

Reviewer Comment (2024-10-04): Client to review.
																					10/23/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17693930	31791199			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided							10/02/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10456159	31937911			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $925.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at Closing.				Reviewer Comment (2024-10-18): Sufficient Cure Provided At Closing		10/18/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19070709	31744519			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19070709	31744557			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,075.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $1,000.00 on Initial closing disclosure but disclosed as $1,075.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-26): Sufficient Cure Provided At Closing		09/26/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11897411	31805209			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			10/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15060416	31929382			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/29/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing most recent personal and business tax returns for [REDACTED]. Evidence of extension is not provided in file.				Reviewer Comment (2024-10-24): 2023 business returns provided.	10/24/2024			1	B	A	B	A	B	A	B	A	B	A		RI	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16757113	31813225			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/04/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17642905	31770774			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $250.00 exceeds tolerance of $141.00 plus 10% or $155.10. Sufficient or excess cure was provided to the borrower at Closing.	.Total amount of $250.00 exceeds tolerance of $141.00 plus 10% or $155.10. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-30): Sufficient Cure Provided At Closing		09/30/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16917314	31777277			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Copy of final CD from the sale of the borrower's REO was not provided.				Reviewer Comment (2024-10-07): Sales Contract, Note document, Wire confirmation and Loan terms document associated and details updated. Exception is cleared. Seller Comment (2024-10-04): 10/4 CW - Per Fannie Mae b3-6-06, when selling a primary and purchasing a new primary, only Purchase Agreement with no contingencies is required.	10/07/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19726997	31782243			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/01/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19726997	31782286			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/01/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19726997	31783275			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		Dry state - Effective date on or before disbursement date.				Reviewer Comment (2024-10-07): Received and associated updated Hazard Insurance Policy which is effective from subject disbursement date. Exception is cleared. Seller Comment (2024-10-04): HOI	10/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12641385	31829375			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10808400	31911199			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,521.75 exceeds tolerance of $2,199.00. Sufficient or excess cure was provided to the borrower at Closing.	Transfer Tax was last disclosed as $2,199.00 on LE but disclosed as $2,521.75 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-15): Sufficient Cure Provided At Closing		10/15/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10808400	31911919			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				Reviewer Comment (2024-10-23): VVOE within 10 days of Note Date is received and associated. Exception is cleared. Seller Comment (2024-10-22): Closing VOE	10/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11310020	31803647			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The file is missing copy of Hazard insurance document.				Reviewer Comment (2024-10-10): Hazard Insurance Policy associated and details updated. Exception is cleared.	10/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11310020	31803665			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11310020	31804060			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11310020	31804061			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16154770	31959421			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $820.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-23): Sufficient Cure Provided At Closing		10/23/2024		1		A		A		A		A		A		IN	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16229497	31862402			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/09/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10205543	31787733			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10205543	31787741			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Trip Fee was not disclosed on LE but disclosed as $250.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $250.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-10-31): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Seller Comment (2024-10-30): PCCD, LOE, Label and copy of check

Reviewer Comment (2024-10-23): SitusAMC received attestation and PCCD with cure of $50, however we also require the missing cure documents i.e. copy of refund check, proof of mailing & LOE.

Seller Comment (2024-10-21): LOE

Reviewer Comment (2024-10-21): SitusAMC received PCCD renaming the fee as Appraisal Rush fee and a cure of $50. However, as per final SS the fee was charged as Appraisal Trip fee. Please provide LOE explaining the Appraisal Trip fee and Appraisal Rush fee disclosed on initial LE are same and used for same purpose or cure of $250 will be required. Also, to complete the Cure required docs are Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-10-18): PCCD

Reviewer Comment (2024-10-14): SitusAMC received rebuttal, however appraisal rush fee was disclosed as $200 on LE and on CD appraisal trip fee increased to $250. Please provide valid COC for increase and also attestation confirming that appraisal rush fee and appraisal trip fee are same fees in order to re-evaluate the exception.

Seller Comment (2024-10-10): Good morning, we did disclose this fee to the borrower, can we rename the fee "Appraisal Rush Fee", would this be acceptable?
																				10/31/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10205543	31788564			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14812254	31884830			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $339.50 exceeds tolerance of $200.00 plus 10% or $220.00. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $339.50 due to increase of Recording fee in CD. No valid COC provided, sufficient or excess cure was provided to the borrower at Closing. (0)				Reviewer Comment (2024-10-11): Sufficient Cure Provided At Closing		10/11/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14812254	31884864			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/11/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13170061	31853289			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10257316	31828139			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-78.50 exceeds tolerance of $-4,056.00. Sufficient or excess cure was provided to the borrower at Closing.	override				Reviewer Comment (2024-10-07): Sufficient Cure Provided At Closing		10/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10257316	31828178			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11832464	31812725			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.	The file is missing the 2023 personal tax returns. Evidence of extension not provided in file. The file contained a copy of the 2021 and 2022 1040s.				Reviewer Comment (2024-10-23): Client elects to waive. Reviewer Comment (2024-10-17): Client to review. Tax return extension provided. Seller Comment (2024-10-17): 10/17 KT Hi Team, please see attached Reviewer Comment (2024-10-14): Received transcript of no record of return. Exception remains. Seller Comment (2024-10-11): 10/11 KT 2023 taxes not yet filed - please see attached NROR for 2023 personal returns			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19887969	31791225			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Pest Inspection Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $75.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-10-18): SitusAMC received PCCD and LOE.	10/18/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17370930	31891802			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	-	Transaction is purchase of Second home and per Final 1003 Section 5A declarations borrower has mentioned he would be occupying the property as Primary.				Reviewer Comment (2024-10-18): Corrected 1003 was provided. Seller Comment (2024-10-18): Updated 1003 & 1008 uploaded. Seller Comment (2024-10-17): Please see attached updated 1008 and 1003	10/18/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17370930	31898345			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The file is missing copy of AUS document.				Reviewer Comment (2024-10-18): AUS provided. Seller Comment (2024-10-18): DU uploaded. Seller Comment (2024-10-17): DU attached	10/18/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10635819	31851928			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14441415	31920034			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Kindly provide insurance document for property address [REDACTED]				Reviewer Comment (2024-10-25): Insurance Verification received and associated. Exception is cleared. Seller Comment (2024-10-25): Memo from UW Seller Comment (2024-10-25): Attached are the condo docs for XXX verifying that the master policy is all in with no insurance responsibility for the owners. (See below Reviewer Comment (2024-10-22): Even if property is condo and does not have insurance premium. Please provide blanket policy for documentation purpose. Exception remains. Seller Comment (2024-10-22): XXX is a condo there is no insurance fee.	10/25/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14441415	32076883			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		QM AUS program; AUS not provided.				Reviewer Comment (2024-11-11): Received DU. Exception cleared. Seller Comment (2024-11-11): DU uploaded	11/11/2024			1		A		A		A		A		A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18359079	31811873			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-10-14): SitusAMC received 08/16 Initial CD, 3 business days prior to the consummation. Seller Comment (2024-10-11): initial CD	10/14/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18359079	31811894			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/04/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18359079	31898602			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-10-31): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Seller Comment (2024-10-30): PCCD		10/31/2024		2		B		B		B		B		B		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13531742	31959060			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-10-29): SitusAMC received initial CD. Seller Comment (2024-10-28): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on 9/20 and consented to it on 9/21. This meets the 3 business days before the closing date of 9/26.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13531742	31959096			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13531742	31971943			Compliance	Compliance	Federal Compliance	TILA	TILA Notice of Right to Cancel Expiration Date greater than Deal Start Date.	Rescission expiration date provided by lender on Notice of Right to Cancel has not expired as of time of review.	Rescission expiration date 10/30/2024 provided by lender on Notice of Right to Cancel has not expired as of time of review.				Reviewer Comment (2024-10-30): Recission period expired. Exception cleared. Seller Comment (2024-10-28): Please see attached Letter of Explanation and RTC sent to borrower to re-open the rescission	10/30/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13895114	31863826			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13895114	31863876			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11478432	31803158			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,283.75 exceeds tolerance of $653.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee last disclosed as $653.00 on Initial closing disclosure but disclosed as $2,283.75 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,630.75 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-10-09): SitusAMC Received lock document with supporting comments on the exception for pricing change. Seller Comment (2024-10-08): Assets and liabilities were updated by underwriting on 9.13 which Decreased the FICO to 756 from 767 (9.10.24) which decreased loan level pricing adjusters. A Closing Disclosure went out the same day to the borrower. Please see the attached Lock Confirmation and Closing disclosure.	10/09/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11478432	31803159			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $4,995.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Originator Compensation Fee last disclosed as $0.00 on Initial closing disclosure but disclosed as $4,995.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $4,995.00 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-10-09): SitusAMC Received lock document with supporting comments on the exception for pricing change. Seller Comment (2024-10-08): Assets and liabilities were updated by underwriting on 9.13 which Decreased the FICO to 756 from 767 (9.10.24) which decreased loan level pricing adjusters. A Closing Disclosure went out the same day to the borrower. Please see the attached Lock Confirmation and Closing disclosure.	10/09/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11478432	31803468			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/03/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18697363	31936236			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/18/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11042294	31938349			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/09/2024, prior to three (3) business days from transaction date of 10/8/2024 12:00:00 AM.	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.
Reviewer Comment (2024-10-29): Accurate material disclosures received by both consumers on 10/4

Seller Comment (2024-10-24): The CD dated 10/4/2024 was an internal wire/funding CD given to title to help them balance to our wire and was NOT issued to the borrower. Please remove this CD from your analysis.

Reviewer Comment (2024-10-24): A CD issued 10/04/2024, same day as closing, was provided without signature. Since issued same day as closing it was the most recent as of the closing date and is considered the final CD. Without a signature date the 3-day mail rule applies to the date received which is then considered the transaction date. Exception remains.

Seller Comment (2024-10-23): Please see the attached final Settlement Statement showing that the disbursement date was after the rescission period expired.
																			10/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11042294	31938350			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	RTC disclosed incorrect transaction and/or expiration date.
Reviewer Comment (2024-10-29): Accurate material disclosures received by both consumers on 10/4

Seller Comment (2024-10-24): TB 10/24 The CD dated 10/4/2024 was an internal wire/funding CD given to title to help them balance to our wire and was NOT issued to the borrower. Please remove this CD from your analysis.

Reviewer Comment (2024-10-24): A CD issued 10/04/2024, same day as closing, was provided without signature. Since issued same day as closing it was the most recent as of the closing date and is considered the final CD. Without a signature date the 3-day mail rule applies to the date received which is then considered the transaction date. Exception remains.

Seller Comment (2024-10-23): Please see the attached final Settlement Statement showing that the disbursement date was after the rescission period expired.
																			10/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17049916	31938110			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 and 2021 1040's and business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-22): Client to review.			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17049916	31938111			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 and 2021 1040's and business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-22): Client to review.			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17049916	31938112			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 and 2021 1040's and business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-22): Client to review.			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17049916	31938113			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 and 2021 1040's and business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-22): Client to review.			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17049916	31938114			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 and 2021 1040's and business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-22): Client to review.			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17049916	31938115			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 and 2021 1040's and business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-22): Client to review.			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17049916	31938116			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 and 2021 1040's and business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-22): Client to review.			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17049916	31938117			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/27/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 and 2021 1040's and business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-22): Client to review.			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17049916	31938118			Compliance	Compliance	State Compliance	Misc. State Level	Michigan CMPA Home Loan Toolkit Timing	Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower within three (3) business days of application.	Home Loan Toolkit not provided to borrower within three (3) business days of application.				Reviewer Comment (2024-10-24): Verification Home Loan Toolkit was provided to borrower at application was provided. Seller Comment (2024-10-23): Please see attached	10/24/2024			1	B	A	B	A	B	A	B	A	B	A		MI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13940455	31811960			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	-	Subject transaction is purchase of second home. However on final 1003 declaration section 5A will you occupy the subject property as primary is marked as Yes. Please provided updated 1003.				Reviewer Comment (2024-10-14): Received corrected 1003. Exception cleared.	10/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13940455	31813224			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-22): Client elects to waive. Comp factors: 64% CLTV, 715 FICO & 35% DTI Reviewer Comment (2024-10-14): EXCEPTION HISTORY - Exception Explanation was updated on 10/14/2024 PRIOR Exception Explanation: Disaster Name: XXX Disaster Declaration Date: 09/28/2024			10/22/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14969059	31851916			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14969059	31852664			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14969059	31882043			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.								10/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14129183	31888922			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/11/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14129183	31888923			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/11/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19126079	31946570			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $63.95 exceeds tolerance of $56.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $63.95 exceeds tolerance of $56.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-10-31): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2024-10-30): PCCD

Reviewer Comment (2024-10-25): SitusAMC received updated CD and COC dated 10/08/2024. but it does not give sufficient information on why the fee was increased. Also, the receipt of an invoice is not a valid changed circumstance.  In order for a fee to be rebase lined. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-10-24): increase was disclosed prior to closing.
																				10/31/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17490191	31898681			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/14/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11032950	31920218			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/12/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 1040's and 2022 and 2023 business returns.				Reviewer Comment (2024-10-23): Client elects to waive. Reviewer Comment (2024-10-23): Client to review. Tax return extension provided. Seller Comment (2024-10-22): 10/22 MM: Please see attached NROR & 2023 Tax return extension document			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11032950	31920274			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-10-22): SitusAMC received CD dated 09/16/2024 Seller Comment (2024-10-21): Please see the attached Closing Disclosure and TRID worksheet with proof that both borrowers were sent an Initial Closing Disclosure on 9.16 and the mailbox rule was applied. This meets the 7 business days before the closing date of 10.3.	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11032950	31920275			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-9,120.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-9,120.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-10-22): SitusAMC received valid COC document. Seller Comment (2024-10-21): Disagree: There was a Property Type change on 09.13 that caused an adjustment to the price adjust. Due to this, there was a price adjust for Jumbo Yellow - Condo added for 0.100%. Final price went from -0.456% or -$9,120.00 to -0.356% or -$7,120.00.	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11032950	31920277			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-10-23): SitusAMC received LOX for appraisal fee bifurcation and Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.

Seller Comment (2024-10-22): Please see attached Attestation Letter

Reviewer Comment (2024-10-22): SitusAMC received rebuttal, however we require attestation confirming the same that appraisal fee was disclosed altogether and bifurcated on final CD to appraisal and appraisal 2 and are same fees.

Seller Comment (2024-10-21): Disagree - The Initial Loan Estimate has Appraisal Fee disclosed as $858 they split out the Appraisal fee as "Appraisal Fee" $735 and "Appraisal Fee 2" $123.60. Therefore it only increased $0.60 from the initial disclosed amount. Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Appraisal Fee 2.
																			10/23/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11032950	31965839			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $123.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-23): Sufficient Cure Provided At Closing		10/23/2024		1		A		A		A		A		A		MI	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19780121	31887151			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19780121	31887153			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/27/2024 incorrectly disclosed whether Homeowners Insurance is included in escrow.	Final Closing Disclosure provided on 09/27/2024 incorrectly disclosed whether Homeowners Insurance is included in escrow.				Reviewer Comment (2024-10-31): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-10-30): Please see attached Reviewer Comment (2024-10-23): Please provide copy of LOE sent to borrower and proof of mailing to complete remediation. Seller Comment (2024-10-22): CT 10/22: Please see attached PCCD dated 10/8 reflecting that the file has no escrows and section 4 Estimated property cost over year 1 is included in the no escrows box.		10/31/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19780121	31887154			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/27/2024 incorrectly disclosed whether property taxes are included in escrow.	Final Closing Disclosure provided on 09/27/2024 incorrectly disclosed whether property taxes are included in escrow.				Reviewer Comment (2024-10-31): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-10-30): Please see attached		10/31/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19780121	31887879			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19780121	31888029			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 09/27/2024 are underdisclosed.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $0.00 on page 4; however the HOA dues total $330.00 per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $4,011.44 monthly, correct amount is $4,011.46. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2024-10-31): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-10-30): Please see attached Reviewer Comment (2024-10-23): Please provide copy of LOE sent to borrower and proof of mailing to complete remediation. Seller Comment (2024-10-22): CT 10/22: Please see attached PCCD dated 10/8 reflecting that the file has no escrows and section 4 Estimated property cost over year 1 is included in the no escrows box.		10/31/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13190649	31864109			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/09/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13190649	31864111			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-10-16): SitusAMC received CD dated 09/18/2024	10/16/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10571104	31791262			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-15): Third party business verification received.	10/15/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	10571104	31798765			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	For self-employed borrowers, the existence of the business must be independently verified by two (2) years of business licenses or a CPA letter through disinterested third party within 10 business days of closing. The loan file should reflect documentation secured from these sources. Sources may include: CPA, regulatory agency or applicable licensing bureau. File is missing third party business verification for [REDACTED].				Reviewer Comment (2024-10-15): Third party business verification received.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10571104	31798766			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/16/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 and 2021 1040's and business returns.				Reviewer Comment (2024-10-09): Client elects to waive.			10/09/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10571104	31912355			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-26): Client elects to waive: 798 FICO, 33mo reserves & on job 57yrs Reviewer Comment (2024-10-24): Client to review. Seller Comment (2024-10-24): (Rate Lock) Could you please re-assign condition to "Buyer" so that they can review and clear next week when they review escalation requests. Thank you Reviewer Comment (2024-10-23): A Disaster Area Property Inspection Report cannot be accepted to verify the subject property was not damaged until after the end date of the disaster has been identified by FEMA. Exception remains.			10/26/2024	2		B		B		B		B		B		FL	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10662285	31938154			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The file was missing a copy of the final title policy.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17850874	31936393			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $50.00 exceeds tolerance of $45.00. Insufficient or no cure was provided to the borrower.	Title-Closing Protection Letter Fee was last disclosed as $45.00 on LE but disclosed as $50.00on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-10-29): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Seller Comment (2024-10-28): see attacheed		10/29/2024		2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17850874	31936434			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-26): Client elects to waive: 77% LTV, 803 FICO & 26mo reserves Reviewer Comment (2024-10-23): A Disaster Area Property Inspection Report cannot be accepted to verify the subject property was not damaged until after the end date of the disaster has been identified by FEMA. Exception remains. Seller Comment (2024-10-23): Disaster inspection was completed.			10/26/2024	2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12023949	31901175			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12023949	31901303			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $102.86 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $102.86 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-14): Sufficient Cure Provided At Closing		10/14/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12023949	31901612			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				Reviewer Comment (2024-10-23): Per FNMA: B3-3.1-07: Paystub within 15 business days prior to the note date is Alternative Methods to Verify Employment hence same has been considered. Exception is cleared. Seller Comment (2024-10-23): LOE for most recent paystub	10/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19008449	31805083			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $165.50 exceeds tolerance of $165.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at Closing.				Reviewer Comment (2024-10-03): Sufficient Cure Provided At Closing		10/03/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12524302	31805027			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $90.00 plus 10% or $99.00. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $90.00 plus 10% or $99.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-10-09): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-10-08): Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Recording Fee.	10/09/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12524302	31805028			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-10-23): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-10-22): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.		10/23/2024		2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12524302	31828936			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-25): Client elects to waive. Comp factors:772 FICO, 240mo reserves & 21% DTI Reviewer Comment (2024-10-24): A PDI cannot be accepted to verify the subject property was not damaged until after the end date of the disaster has been identified by FEMA. Exception remains. Seller Comment (2024-10-23): Please see attached.			10/25/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15110635	31917317			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $63.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $63.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-16): Sufficient Cure Provided At Closing		10/16/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14474822	31889456			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10523398	31952058			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10868207	31926786			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-10-23): Fannie Mae CU score is 2.3 which is acceptable for secondary valuation. Exception is cleared. Seller Comment (2024-10-22): 10/22 CW - CU Score of <2.5 is able to be used as secondary valuation.	10/23/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Rate/Term		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10868207	31926787			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10383072	31899314			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/14/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10383072	31905367			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,452.70 exceeds tolerance of $1,360.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-14): Sufficient Cure Provided At Closing		10/14/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15526913	31829498			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-7,089.60 exceeds tolerance of $-7,828.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-7,089.60 exceeds tolerance of $-7,828.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-10-14): SitusAMC received valid COC and rate lock document. Seller Comment (2024-10-12): Disagree: There was a Loan amount change on 09.18 that caused an adjustment to the LTV. Due to this, the price adjust for LTV changed from .125% to .000% making the final cost adjust as well. Final price went from -0.897% or $-14,127.75 to -0.422% or -$7,089.60. Therefore decreasing the lender credit.	10/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15526913	31860095			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12012329	31781864			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/01/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12012329	31782560			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/22/2024 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.				Reviewer Comment (2024-10-08): SitusAMC received updated E-sign Consent agreement with eConsent accepted by borrower on 08/22/2023. Seller Comment (2024-10-07): Please see attached E-Sign Disclosure	10/08/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13037211	31969090			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The File is missing a copy of AUS Document.				Reviewer Comment (2024-10-31): Received AUS. Exception cleared.	10/31/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13037211	31971959			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17211013	31909125			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17211013	31909155			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17951486	31888246			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $977.70 exceeds tolerance of $885.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $977.70 exceeds tolerance of $885.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-11): Sufficient Cure Provided At Closing		10/11/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19491431	31831253			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/07/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17762278	31909212			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/15/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17762278	31909213			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-10-22): SitusAMC received 10/02 CD 3 business days prior to consummation. Seller Comment (2024-10-21): attached	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17762278	31909373			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2024-10-22): VVOE within 10 business days of the Note date received and associated. Exception is cleared. Seller Comment (2024-10-22): verbal attached	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11077315	31912166			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/17/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 business tax returns. Evidence of extension was not provided in file for 2023. The file contained a copy of the 2023 and 2022 1040's and no business returns were provided.				Reviewer Comment (2024-10-29): [REDACTED] was transferred to [REDACTED] in 2024 per CPA letter. Exception cleared. Reviewer Comment (2024-10-22): Exception is for [REDACTED]. Please provide 2023 tax return or evidence of extension for [REDACTED]. Exception remains. Seller Comment (2024-10-21): Income Returns Attached	10/29/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11077315	31933258			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing business tax return required by LP. Business was started on 04/19/2023, however only P&L statement for 2024 has been provided.				Reviewer Comment (2024-10-29): [REDACTED] was transferred to [REDACTED] in 2024 per CPA letter. Exception cleared. Reviewer Comment (2024-10-22): 1120S and K-1 for 2023 for business [REDACTED] still not received in file. Please provide. Exception remains. Seller Comment (2024-10-21): Returns Attached	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14145274	31938972			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $705.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-10-18): Sufficient Cure Provided At Closing		10/18/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14145274	31939449			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16183509	31930906			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/17/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16183509	31946448			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $838.60 exceeds tolerance of $715.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-21): Sufficient Cure Provided At Closing		10/21/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	13165236	31901238			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/14/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12188435	31862901			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/15/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.	The business or personal tax returns provided are not the most recent. Application Date 08/15/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.				Reviewer Comment (2024-10-23): Client elects to waive. Reviewer Comment (2024-10-17): Client to review. Seller Comment (2024-10-15): 10/15 TT: Per FHLMC 5302.4, lender can use the 2022 tax returns if the applicable extension docs are received as well as 2023 tax transcripts showing NROR. Please see attached Reviewer Comment (2024-10-11): Client to review.			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12188435	31862902			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/15/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.	The business or personal tax returns provided are not the most recent. Application Date 08/15/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.				Reviewer Comment (2024-10-23): Client elects to waive. Reviewer Comment (2024-10-17): Client to review. Seller Comment (2024-10-15): 10/15 TT: Per FHLMC 5302.4, lender can use the 2022 tax returns if the applicable extension docs are received as well as 2023 tax transcripts showing NROR. Please see attached Reviewer Comment (2024-10-11): Client to review.			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12188435	31862903			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/15/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.	The business or personal tax returns provided are not the most recent. Application Date 08/15/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.				Reviewer Comment (2024-10-23): Client elects to waive. Reviewer Comment (2024-10-17): Client to review. Seller Comment (2024-10-15): 10/15 TT: Per FHLMC 5302.4, lender can use the 2022 tax returns if the applicable extension docs are received as well as 2023 tax transcripts showing NROR. Please see attached Reviewer Comment (2024-10-11): Client to review.			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12188435	31862904			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.				Reviewer Comment (2024-10-18): SitusAMC received LE. Seller Comment (2024-10-17): Please reference Loan Estimate document ID D0421 Reviewer Comment (2024-10-15): The timing for the LE under § 1026.19(e)(1)(iii) is three business days from application. Initial LE issued 09/05/2024. On this loan, the LE should have been issued within 3 business days of the application date of 08/15/2024. Seller Comment (2024-10-14): Please see the attached Initial Loan Estimate from 9/5	10/18/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12188435	31862906			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $205.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.	Re-Inspection Fee was last disclosed as $200.00 on LE but disclosed as $205.00 on Final Closing Disclosure. File does contain a valid COC for this fee.,				Reviewer Comment (2024-10-09): Sufficient Cure Provided At Closing		10/09/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12188435	31921774			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-25): Client elects to waive. Comp factors:50% LTV, 72mo reserves & 761 FICO Reviewer Comment (2024-10-23): A PDI cannot be accepted to verify the subject property was not damaged until after the end date of the disaster has been identified by FEMA. Exception remains. Seller Comment (2024-10-23): Please see attached.			10/25/2024	2		B		B		B		B		B		FL	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12188435	31935493			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
Reviewer Comment (2024-10-28): SitusAMC received systen snip for UW conditions lieu of valid COC and Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.

Seller Comment (2024-10-25): CT 10/25: Please see attached Change in Circumstance form and corresponding disclosure, the Underwriter required additional information in order to proceed with the underwrite. On 9/5 underwriting conditioned for a reinspection. A COC was submitted 9-5 to increase the final inspection fee and this was disclosed on the 9-5 LE and an tolerance credit of $5 for the Final Inspection on the Closing Disclosure.
																			10/28/2024			1		A		A		A		A		A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16669995	31993374			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12490065	31812559			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12490065	31813355			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Updated per document provided				Reviewer Comment (2024-10-16): Client elects to waive.			10/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10267770	31901584			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/14/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10267770	31902368			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided						Reviewer Comment (2024-10-22): Security Instrument for Subject Lien associated and details updated. Exception is cleared. Seller Comment (2024-10-21): attached	10/22/2024			1	D	A	D	A	D	A	D	A	D	A		CO	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16056333	31815859			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							10/04/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16446220	31996340			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $200.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Monitoring Fee was last disclosed as $150.00 on LE but disclosed as $200.00 on Final Closing Disclosure. File does contain a valid COC for this fee.,				Reviewer Comment (2024-10-29): Sufficient Cure Provided At Closing		10/29/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18216859	31970316			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-10-31): SitusAMC received initial CD.	10/31/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16475608	31889179			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16475608	31889229			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-26.08 exceeds tolerance of $-1,818.00. Insufficient or no cure was provided to the borrower.	Lender Credits was last disclosed as $-1,818.00 on LE but disclosed as $-26.08 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-10-17): SItusAMC received valid COC and rate lock document dated 09/23/2024 Seller Comment (2024-10-16): Assets and liabilities were updated by underwriting on 9.23 which Decreased the FICO to 796 from 811 (9.18.24) which decreased loan level pricing adjusters. A Closing Disclosure went out the same day to the borrower. Please see the attached Lock Confirmation and Closing disclosure.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15903370	31802165			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $249.00 exceeds tolerance of $182.00 plus 10% or $200.20. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $48.80 due to increase of recording fee. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2024-10-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-10-17): CT 10/17: Please see attached Final Settlement Statement reflecting a recording fee total of $66, no refund owed	10/18/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18913089	31829555			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15926385	31830013			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15926385	31830030			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15926385	31925031			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $667.70 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-16): Sufficient Cure Provided At Closing		10/16/2024		1		A		A		A		A		A		CA	Second Home	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15390414	31884606			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Secondary Appraisal Fee was last disclosed as $0.00 on LE but disclosed as $150.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-10-11): Sufficient Cure Provided At Closing		10/11/2024		1	A	A	A	A	A	A	A	A	A	A		ID	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15390414	31884617			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/11/2024	2	B	B	B	B	B	B	B	B	B	B		ID	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15919916	31862494			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $31,132.90 are insufficient to meet cash to close of $660,362.58. Final 1008 reflects $691,632.90 verified, however, unable to confirm funds in the amount $676,000.00 from Net Sale Proceeds.				Reviewer Comment (2024-10-21): Received Seller Closing Disclosure for sale of primary residence. Sufficient funds available for closing. Exception is cleared. Seller Comment (2024-10-21): CD From Sale	10/21/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15919916	31862498			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/09/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19515428	31888692			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (2024-10-16): Client elects to waive. Reviewer Comment (2024-10-16): Client to review. Seller Comment (2024-10-15): Notice of flood signed on 9/24/24. Loan closed on 10/2/24. This should be sufficient.			10/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19515428	31888722			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10971639	31884383			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/13/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 20223 personal and business tax returns. Evidence of extension provided in file for 2023&2022. The file contained a copy of the 2022 and 1040's				Reviewer Comment (2024-10-23): Client elects to waive. Reviewer Comment (2024-10-18): Client to review Seller Comment (2024-10-16): 10/16 MM: Please see copy of 2023 ext and 2022 personal returns			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14657954	31889234			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16329447	31830243			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2024-10-11): WVOE in lieu of VVOE within 10 business days of the Note date received and associated. Exception is cleared.	10/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17041462	31887362			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-10,653.30 exceeds tolerance of $-10,826.20. Insufficient or no cure was provided to the borrower.	Lender Credit was last disclosed as $0 on LE but disclosed as $10,653.30 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-10-24): SitusAMC received comment and rate lock to show change in FICO score. Seller Comment (2024-10-23): On 9/25 the credit report was uploaded and reviewed by underwriting. FICO was lowered below 800 which changed the loan level pricing adjusters and increased price of lock to borrower. On 9/26 In order to minimize the change, a Lender AE pricing incentive was added so lender credit was only lowered to -$10,653.30. Buyer Comment (2024-10-22): UWM to review	10/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17041462	31887376			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10037184	31946813			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2022 1040's and 2022 and 2023 business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-23): Client to review. Extension provided.			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10037184	31946844			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/21/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11144087	31907228			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/15/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19538417	31936749			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/18/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19538417	31936750			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-10-24): SitusAMC received 10/03 CD 3 business days prior to consummation. Seller Comment (2024-10-23): Initial CD	10/24/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15424360	31971213			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-31): Received verification. Exception cleared.	10/31/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15424360	31971214			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Missing third party verification for Sole Proprietorship.				Reviewer Comment (2024-10-31): Received verification. Exception cleared.	10/31/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15424360	31971215			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-11-01): SitusAMC received initial CD.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15424360	31971220			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/08/2024, prior to three (3) business days from transaction date of 10/7/2024 12:00:00 AM.	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.				Reviewer Comment (2024-10-31): Received PCCD. Exception cleared.	10/31/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15424360	31971248			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18004173	32019580			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file was missing a copy of the Initial Rate Lock Date.							10/30/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18004173	32019596			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-05): Client elects to waive. Comp factors: 777 FICO, 54% LTV & $1.1mm in reserves Reviewer Comment (2024-11-04): A PDI /Appraisal report cannot be accepted to verify the subject property was not damaged until after the end date of the disaster has been identified by FEMA. Exception remains. Seller Comment (2024-11-04): Good afternoon! The appraisal on this loan was done after XXX. The eff date on the appraisal is 10/11. Please advise. Thank you			11/05/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18004173	32019600			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		The file was missing a copy of the Initial Rate Lock date.				Reviewer Comment (2024-11-04): Lock Confirmation received and associated. Exception is cleared. Seller Comment (2024-11-04): Attached	11/04/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16175714	31902069			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/04/2024 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,431,416.04 is over disclosed by $500.00 compared to the calculated Amount Financed of $1,430,916.04 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/04/2024).	Loan Calculations: Final Closing Disclosure provided on 10/04/2024 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,431,416.04 is over disclosed by $500.00 compared to the calculated Amount Financed of $1,430,916.04 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate				Reviewer Comment (2024-10-22): SitusAMC received Corrected CD and LOE to borrower Seller Comment (2024-10-21): attached	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16175714	31902070			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/04/2024 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,651,300.74 is under disclosed by $500.00 compared to the calculated Finance Charge of $1,651,800.74 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/04/2024).	Finance Charge disclosed is $1651300.74. Calculated finance charge is $1651800.74. Variance of $100. Based on review of Lender's compliance report, 500 fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable				Reviewer Comment (2024-10-22): SitusAMC received Corrected CD and LOE to borrower Seller Comment (2024-10-21): attached	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	16175714	31902071			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-10-22): SitusAMC received 09/27 CD 3 business days prior to consummation. Seller Comment (2024-10-21): attached	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16175714	31902082			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13262293	31903398			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13262293	31903399			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-10-23): Client elects to waive.			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13262293	31903471			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA Verification is missing in file.				Reviewer Comment (2024-10-22): HOA Verification received and associated. Exception is cleared. Seller Comment (2024-10-21): attached	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13262293	31903637			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2024-10-23): Received and associated paystub in lieu of VVOE. Per FNMA guidelines, Paystubs within 15 days of Closing date is acceptable. Exception is cleared. Seller Comment (2024-10-23): please escalate to clear. Reviewer Comment (2024-10-22): Provided paystub is not acceptable in lieu of Verbal VOE. Please provide verbal VOE within 10 business days prior to the note date. Exception remains. Seller Comment (2024-10-21): attached within timeframe of close	10/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19746007	31958038			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,201.99 exceeds tolerance of $-2,865.00. Insufficient or no cure was provided to the borrower.	Lender Credits Fee was last disclosed as -$2865.00 on Initial closing disclosure but disclosed as -$2201.99 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $663.01 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-10-29): SitusAMC received comment and rate lock for relocking the loan due to change in employment type. Seller Comment (2024-10-28): CT 10/28: Please see attached Rate Lock Request and corresponding disclosure. On 9-27 the borrower was determined to be self employed, affecting the LLPA, negative pricing of -$2201.99 was disclosed to the borrower on the 10-1 Closing Disclosure.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	19746007	31958056			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	19746007	31962485			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17326959	31909423			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $235.00 exceeds tolerance of $200.00 plus 10% or $220.00. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $235.00 exceeds tolerance of $200.00 plus 10% or $220.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-15): Sufficient Cure Provided At Closing		10/15/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17326959	31909424			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,028.60 exceeds tolerance of $905.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,028.60 exceeds tolerance of $905.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-15): Sufficient Cure Provided At Closing		10/15/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17753474	31930728			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/05/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.	File is missing the 2023 returns, extension in file.				Reviewer Comment (2024-10-23): Client elects to waive. Seller Comment (2024-10-22): 10/22 CW - Extension and NROR from the IRS were in file, 2023 returns not required			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17929067	31976602			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/25/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17929067	31976603			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/25/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17929067	31976604			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							10/25/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17929067	31976606			Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.				Reviewer Comment (2024-10-30): Received disclosure. Exception cleared. Seller Comment (2024-10-30): See attached	10/30/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17929067	31976778			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		Rate Lock document missing in file.				Reviewer Comment (2024-10-30): Received disclosure. Exception cleared. Seller Comment (2024-10-30): See attached	10/30/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18170881	31946895			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18170881	31946958			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16892246	31953224			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided							10/22/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14067837	31952388			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/22/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14067837	31952389			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/22/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14067837	31952391			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/09/2024 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,041,619.07 is over disclosed by $150.00 compared to the calculated Amount Financed of $1,041,469.07 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/09/2024).	The disclosed Finance Charge in the amount of $1,285,792.03 is under disclosed by $150.00 compared to the calculated Finance Charge of $1,285,942.03 which exceeds the $100.00 threshold				Reviewer Comment (2024-10-28): SitusAMC received lender attestation on purpose of credit tech fee and is not life of loan	10/28/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14067837	31952392			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/09/2024 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,285,792.03 is under disclosed by $150.00 compared to the calculated Finance Charge of $1,285,942.03 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/09/2024).	The disclosed Finance Charge in the amount of $1,285,792.03 is under disclosed by $150.00 compared to the calculated Finance Charge of $1,285,942.03 which exceeds the $100.00 threshold. Document prep not included				Reviewer Comment (2024-10-28): SitusAMC received lender attestation on purpose of credit tech fee and is not life of loan Seller Comment (2024-10-28): Lender Attestation Reviewer Comment (2024-10-28): SitusAMC received lender information confirming mapping of fee to non-APR. Please provide written document with lender attestation confirming the credit technology and verification fee is for credit report checks and verification pre-closing and does not include any charges for life of loan credit monitoring services. Seller Comment (2024-10-25): LOX for fail	10/28/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	14067837	31953302			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2024-10-30): VVOE within 10 business days of the Note date received and associated. Exception is cleared. Seller Comment (2024-10-29): XXX VOE Reviewer Comment (2024-10-25): Received WVOE is for XXX however require VVOE for XXX for employer Autodesk. Exception remains. Seller Comment (2024-10-25): VOE	10/30/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11620170	31927174			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/17/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31764579			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file was missing 1040 for 2023 and 2022				Reviewer Comment (2024-10-11): 1099 income is used, transcripts are provided in file hence 1040's are not required. Exception is cleared. Seller Comment (2024-10-09): Tax transcript contains all schedules. 10/10 pages. Seller Comment (2024-10-09): Tax transcript contains all schedules. 13/13 pages of 1040 from IRS. Reviewer Comment (2024-10-08): 1040's with all schedules for the year 2023 and 2022 are not provided in file. Exception remains. Seller Comment (2024-10-07): 2022 Seller Comment (2024-10-07): 2023	10/11/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31764739			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		The file was missing Purchase Agreement / Sale Contract				Reviewer Comment (2024-10-08): Purchase Agreement received and associated. Exception is cleared. Seller Comment (2024-10-07): Purchase agreement	10/08/2024			1	D	A	D	A	D	A	D	A	D	A		SC	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31765369			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal was delivered to borrower was not provided							09/27/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31765370			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal was delivered to borrower was not provided							09/27/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31765371			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.	The file is missing copy of Notice of Special Flood Hazard Disclosure				Reviewer Comment (2024-10-08): notice of special flood hazards provided, exception cleared Seller Comment (2024-10-07): Flood Hazard Notice	10/08/2024			1	B	A	B	A	B	A	B	A	B	A		SC	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31765372			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file is missing copy of Notice of List of Homeownership Counseling							09/27/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31765373			Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	The file is missing copy of South Carolina CHL Complaint Agency Disclosure				Reviewer Comment (2024-10-21): Post closing signed copy provided. Seller Comment (2024-10-17): Borrower signed document at closing but a copy was not captured. The borrower has acknowledged receipt by once again signing post close. Please provide reference where this would not cure. Reviewer Comment (2024-10-17): Please provide executed copy of initial South Carolina CHL Complaint Agency Disclosure. Provided document is post note date which is not acceptable. Exception remains. Seller Comment (2024-10-17): SC declaration	10/21/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31765374			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 1,748.04 on Final Closing Disclosure provided on 07/18/2024 are underdisclosed.	Non Escrowed Property Costs over Year 1 of 1,748.04 on Final Closing Disclosure provided on 07/18/2024 are under disclosed.				Reviewer Comment (2024-10-24): SitusAMC Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-10-23): LOX provided to the borrower Reviewer Comment (2024-10-23): SitusAMC received PCCD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure. Seller Comment (2024-10-21): PCCD		10/24/2024		2	C	B	C	B	C	B	C	B	C	B		SC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31765375			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 06/07/2024 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Evidence of earlier receipy by borrower not found in file
Reviewer Comment (2024-10-18): SitusAMC received updated disclosure tracking history and eConsent accepted by borrower on 06/10/2024 further review the Initial LE was not electronically signed by borrower.

Seller Comment (2024-10-17): e-Signature

Reviewer Comment (2024-10-08): The consumer went through the eConsent process on 09/27/2024, the consumer acknowledged the receipt of the LE on 06/10/2024. But the loan application date was 06/10/2024. In the event the consumer had not provided eConsent by 06/13/2024, then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.

Seller Comment (2024-10-07): LE reflecting fees
																			10/18/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31765378			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-10-21): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Seller Comment (2024-10-18): Check sent to borrower with explanation to cure.

Reviewer Comment (2024-10-08): SitusAMC received revised LE dated 06/28 which is already available for review. However, the initial LE dated 06/07/24 does not have the Appraisal Review fee and Second appraisal fee available on it. The fees were added on revised LE dated 06/28 without providing the valid COC. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Seller Comment (2024-10-07): LE reflecting fees

Seller Comment (2024-10-07): LE reflecting Both Fees
																				10/21/2024		2	C	B	C	B	C	B	C	B	C	B		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31765379			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $180.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $180.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-10-21): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Seller Comment (2024-10-18): Both fees with same check.

Reviewer Comment (2024-10-08): SitusAMC received revised LE dated 06/28 which is already available for review. However, the initial LE dated 06/07/24 does not have the Appraisal Review fee and Second appraisal fee available on it. The fees were added on revised LE dated 06/28 without providing the valid COC. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Seller Comment (2024-10-07): LE fee
																				10/21/2024		2	C	B	C	B	C	B	C	B	C	B		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31860191			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.				Reviewer Comment (2024-10-16): Client elects to waive.			10/16/2024	2		B		B		B		B		B		SC	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11932063	31944268			Compliance	Compliance	State Compliance	State Defect	South Carolina CHL Complaint Agency Disclosure Timing Test	South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	South Carolina Complaint Agency Disclosure is required to be provided at application.				Reviewer Comment (2024-10-23): The provided document signed by borrower states the disclosure was received at closing. Exception cleared	10/23/2024			1		A		A		A		A		A		SC	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15038421	31830301			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/07/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15038421	31830302			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023 personal return only. The file contained a copy of the 2022 and 2021 1040's and business returns.				Reviewer Comment (2024-10-16): Client elects to waive. Seller Comment (2024-10-16): 2023 corporate extension uploaded.			10/16/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15038421	31838151			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided						Reviewer Comment (2024-10-10): AUS associated and details updated. Exception is cleared. Seller Comment (2024-10-10): AUS uploaded. Please review the same & clear the condition.	10/10/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15038421	31872526			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Business 2023 extension is missing.				Reviewer Comment (2024-10-16): Tax Return Extension for Business received and associated. Exception is cleared. Seller Comment (2024-10-16): 2023 corporate extension uploaded.	10/16/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11383831	31911691			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $94.00 exceeds tolerance of $64.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at Closing.				Reviewer Comment (2024-10-15): Sufficient Cure Provided At Closing		10/15/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17227494	31951971			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was last disclosed as $0.00 on LE but disclosed as $123.60 on Final Closing Disclosure. File does contain a valid COC for this fee.				Reviewer Comment (2024-10-29): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-10-28): TB 10/28 Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Appraisal 2 Fee.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17227494	31951972			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $103.45 exceeds tolerance of $102.00. Insufficient or no cure was provided to the borrower.	Credit Report Fee was last disclosed as $102.00 on LE but disclosed as $103.45 on Final Closing Disclosure. File does contain a valid COC for this fee.				Reviewer Comment (2024-10-29): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-10-28): Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Credit Report.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17227494	31994888			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-29): Sufficient Cure Provided At Closing		10/29/2024		1		A		A		A		A		A		UT	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17227494	31994889			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $103.45 exceeds tolerance of $102.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-29): Sufficient Cure Provided At Closing		10/29/2024		1		A		A		A		A		A		UT	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11923798	31928296			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11923798	31928401			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-24): Evidence of the undiscounted rate and price received, exception cleared. Seller Comment (2024-10-22): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	10/24/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	11923798	31928402			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.65029% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $40,007.50 on a Federal Total Loan Amount of $1,096,007.51 vs. an allowable total of $32,880.22 (an overage of $7,127.28 or .65029%).	QM Points and Fees threshold exceeded by $$7,127.28 or .65029%.				Reviewer Comment (2024-10-24): Evidence of the undiscounted rate and price received, exception cleared. Seller Comment (2024-10-22): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	10/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15052967	31925801			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		The file is missing a copy of security instrument.				Reviewer Comment (2024-10-22): Security Instrument for Subject Lien associated and details updated. Exception is cleared. Seller Comment (2024-10-22): Mortgage uploaded.	10/22/2024			1	D	A	D	A	D	A	D	A	D	A		OR	Second Home	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15052967	31926714			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.							10/17/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Second Home	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17621090	31886637			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-10-18): SitusAMC received initial CD. Seller Comment (2024-10-17): Final LE and audit trail Seller Comment (2024-10-17): ICD and audit trail 9.20	10/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17621090	31886638			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/12/2024 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/12/2024 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.				Reviewer Comment (2024-10-18): SitusAMC received initial loan estimate. Seller Comment (2024-10-17): Initial LE Audit trail Seller Comment (2024-10-17): Initial LE	10/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17621090	31886656			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy does not state a coverage amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11308459	31944601			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Second Appraisal Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-21): Sufficient Cure Provided At Closing		10/21/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15520182	31969258			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided							10/24/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17256586	31958036			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 09/28/2024 declared end date.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-29): Client elects to waive. Comp factors: 790 FICO, 57% LTV & 95k in reserves Reviewer Comment (2024-10-29): A PDI cannot be accepted to verify the subject property was not damaged until after the end date of the disaster has been identified by FEMA. Exception remains. Seller Comment (2024-10-28): Appraisal in file was completed 9/30/2024 which is after the incident period. Can this please be waived?			10/29/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10803447	31986374			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12771934	31920950			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/04/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided for both in file for 2023. The file contained a copy of the 2021 and 2022 1040's and 2022 business returns.				Reviewer Comment (2024-10-23): Client elects to waive. Seller Comment (2024-10-22): Hey team, per Fannie Mae B1-1-03; "The most recent year's tax return is recommended; however, the previous year(s) is also acceptable." In this case, we have provided the 7004for this business as applicable. Thank you.			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12771934	31920951			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/04/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal and business tax returns. Evidence of extension provided in file for 2023. The file contained a copy of the 2021 and 2022 1040's and business returns.				Reviewer Comment (2024-10-23): Client elects to waive.			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12771934	31920952			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/04/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal tax returns. Evidence of extension provided in file for 2023. Business loss included in DTI, additional returns not required.				Reviewer Comment (2024-10-23): Client elects to waive. Seller Comment (2024-10-22): Hey team, we are not using this business to qualify and we are just hitting for the losses as applicable per statement 15 of the 2022 1040s. This should be all set based on Fannie Mae guidance B1-1-03, Allowable Age of Credit Documents and Federal Income Tax Returns. Thank you.			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12771934	31920953			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/04/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing the 2023 personal tax returns. Evidence of extension provided in file for 2023. Business loss included in DTI, additional returns not required.				Reviewer Comment (2024-10-23): Client elects to waive. Seller Comment (2024-10-22): Hey team, we are not using this business to qualify and we are just hitting for the losses as applicable per statement 15 of the 2022 1040s. This should be all set based on Fannie Mae guidance B1-1-03, Allowable Age of Credit Documents and Federal Income Tax Returns. Thank you.			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12771934	31921068			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.
Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-25): Client elects to waive. Comp factors:792 FICO, 72mo reerves & 70% LTV Reviewer Comment (2024-10-23): A PDI cannot be accepted to verify the subject property was not damaged until after the end date of the disaster has been identified by FEMA. Exception remains. Seller Comment (2024-10-23): Please see attached.			10/25/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13352152	31970210			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11417850	31944185			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16592133	31945710			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	10457948	31986545			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/28/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17417500	31910445			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13935799	31944930			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $750.00 exceeds tolerance of $641.00 plus 10% or $705.10. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-21): Sufficient Cure Provided At Closing		10/21/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15771499	31946732			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $126.50 exceeds tolerance of $113.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-21): Sufficient Cure Provided At Closing		10/21/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18938823	31970036			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.				Reviewer Comment (2024-10-30): Client elects to waive Seller Comment (2024-10-30): (Rate Lock) Hi, I'm not seeing that the HUD, Escrow disc and final CD do not match. Can you plesae provide specific detail to what amount is not matching?			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase
If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.
																																						B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18938823	31970037			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.	No evidence of required counseling disclosure language per Maryland HB 1399.				Reviewer Comment (2024-10-30): Client elects to waive			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17604881	31900296			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/14/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11168435	31944657			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/21/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11168435	31944661			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-26): Client elects to waive: 57% LTV, 795 FICO & 15mo reserves Reviewer Comment (2024-10-23): Client to review			10/26/2024	2	C	B	C	B	C	B	C	B	C	B		SC	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13642140	31920294			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-10-22): Fannie Mae SSR score is 1.9 which is acceptable for secondary valuation. Exception is cleared. Seller Comment (2024-10-22): 10/22 TM: Fannie Mae SSR messages reflect an acceptable CU score	10/22/2024			1	D	A	D	A	D	A	D	A	D	A		UT	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17566095	31958272			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/23/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	16062443	32249008			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		Appraisals effective date is 06/20/2024 and Secondary valuation (CDA) effective date is 08/30/2024 which is not matching.
Reviewer Comment (2024-10-23): CDA received with corrected Effective date. Exception Cleared

Buyer Comment (2024-10-21): REVISED REPORT

Reviewer Comment (2024-10-18): CDA received with correction in Appraisal effective date, however CDA effective date is still showing 08/30/2024. CDA effective must matched with Appraisal effective date.  Exception Remains

Buyer Comment (2024-10-17): Lender's rebuttal: PLEASE REVIEW AGAIN. IT HAS BEEN CORRECTED. THE 08/30 DATE IS THE EFFECTIVE DATE THE REVIEWER REVIEWED & COMPLETED THEIR REPORT.

Reviewer Comment (2024-10-15): Received Same CDA which shows effective date 08/30/2024 which is not matching with Primary appraisal effective date of 06/20/2024

Buyer Comment (2024-10-11): CDA
																			10/23/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13836673	32249351			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial CD dated 09/23/24 was not signed and presumed received 09/26/24. provide evidence of earlier receipt.				Reviewer Comment (2024-10-10): SitusAMC received initial CD. Buyer Comment (2024-10-09): Initial CD and tracking showing borrowers viewed on 9/23/2024.	10/10/2024			1		A		A		A		A		A		TX	Primary	Purchase	No Defined Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11181471	32249421			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA Verification document is missing in file for REO property [REDACTED]				Reviewer Comment (2024-10-24): Received HOA statement. exception cleared. Buyer Comment (2024-10-22): HOA 2024 Annual Statement	10/24/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11181471	32249422			Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Trust Agreement (Asset) is missing in file for Fidelity Investments #8618.				Reviewer Comment (2024-10-24): Received Trust Agreement. exception cleared. Buyer Comment (2024-10-22): Revocable Living Trust for both borrowers.	10/24/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14743218	32249435			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	4506-C document is missing in file for co-borrower.				Reviewer Comment (2024-10-14): Received 4506-C for Jared Michael Salvati. Exception Cleared Buyer Comment (2024-10-10): 4506C	10/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14743218	32249439			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Co Borrower current address [REDACTED] no primary housing expense-missing rent free letter				Reviewer Comment (2024-10-24): Received Lender explanation of Co-Borrower no housing expenses. Additionally they are Husband and wife. not further document require. Exception Cleared Buyer Comment (2024-10-22): Lox	10/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17972082	32249496			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-10-11): Original appraisal received. Exception Cleared Buyer Comment (2024-10-09): Appraisal Report	10/11/2024			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15229406	32249505			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	lender/seller confirming the condo is warrantable document is missing.				Reviewer Comment (2024-10-18): Detached Condo. Buyer Comment (2024-10-17): The subject property is a detached condo where the project warranty is waived.	10/18/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15229406	32249506			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or income worksheet document is missing.				Reviewer Comment (2024-10-23): Provided. Buyer Comment (2024-10-23): 1008 with income calc	10/23/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15229406	32249510			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Buyer Comment (2024-10-23): Acknowledged non material EV2. Reviewer Comment (2024-10-23): We received the secondary appraisal report again. We are looking for evidence this report dated 09/19/24 was delivered to borrower timely prior to closing. Exception remains. Buyer Comment (2024-10-23): A&T Appraisal report Reviewer Comment (2024-10-18): This exception is for the second appraisal from A&T Appraisals. Appraisals provided are from Measure Up Appraisal. Buyer Comment (2024-10-18): Appraisal report			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15229406	32249511			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-10-18): Original appraisal provided. Buyer Comment (2024-10-18): Appraisal delivery - also see uploaded original appraisal report	10/18/2024			1	B	A	B	A	B	A	B	A	B	A		MI	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15229406	32249512			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/30/2024 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	TRID Initial Loan Estimate Timing Electronically not provided.				Reviewer Comment (2024-10-18): SitusAMC received earliest e-consent from borrowers. Buyer Comment (2024-10-17): Document Audit report/Econsent Buyer Comment (2024-10-17): Compliance report/ disclosure tracking	10/18/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15229406	32249514			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $271.90 exceeds tolerance of $231.00. Sufficient or excess cure was provided to the borrower at Closing.	With Sufficient Cure Provided At Closing.				Reviewer Comment (2024-10-08): Sufficient Cure Provided At Closing		10/08/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15229406	32249515			Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Property is zoned rural, further review required.	Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.	996K vs 42k	SitusAMC,Aggregator	Reviewer Comment (2024-10-22): Investor to waive with compensating factors, GS allows and follows agency. Buyer Comment (2024-10-22): Appraisal is acceptable, meets FNMA guideline.			10/22/2024	2	C	B	C	B	C	B	C	B	C	B		MI	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11174020	32249538			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance Policy is missing for the subject property.				Reviewer Comment (2024-09-26): Received Hazard Insurance Policy. Exception Cleared Buyer Comment (2024-09-25): HOI	09/26/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11174020	32249539			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is zoned Rural/Residential (minimum 5 acres). Subject property is only 2 acres. Confirm investor acceptable.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-15): GS allows rural zoning. Investor agrees to accept and waive with compensating factors. Reviewer Comment (2024-09-24): Will flip to GS once HOI policy has been received. Buyer Comment (2024-09-24): We will need to move this loan to GS once other exception has cleared. Not acceptable for JPM.			10/15/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12916426	32252038			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan Designation discrepancy due to the file is missing third party verification for [REDACTED].
Reviewer Comment (2024-10-14): Exception Cleared, updated 1008 and AUS is received with changed Income for qualification.

Buyer Comment (2024-10-11): We have removed income for [REDACTED]. CPA is not required due to non qualifying income. See DU and 1008.

Buyer Comment (2024-10-11): This loan was locked and approved under agency guidelines. We provided signed and dated P&L for both businesses, along with a cpa letter, dated prior to the note date. The snippet below notes the self-employed vvoe document allowed within 120 days of the note date. Although, the SOS site information was dated

Reviewer Comment (2024-10-08): Provided verification document is dated after the note date of 9/26/2024. Exception remains.

Buyer Comment (2024-10-04): conditions
																			10/14/2024			1	B	A	C	A	B	A	C	A	B	A		MA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	12916426	32252039			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	The file is missing third party verification for [REDACTED]
Reviewer Comment (2024-10-14): Exception Cleared, updated 1008 and AUS is received with changed Income for qualification.

Buyer Comment (2024-10-11): 1008

Buyer Comment (2024-10-11): We have removed income for [REDACTED]. CPA is not required due to non qualifying income. See DU and 1008.

Buyer Comment (2024-10-11): This loan was locked and approved under agency guidelines. We provided signed and dated P&L for both businesses, along with a cpa letter, dated prior to the note date. The snippet below notes the self-employed vvoe document allowed within 120 days of the note date. Although, the SOS site information was dated,

Reviewer Comment (2024-10-11): Please provide CPA Letter for the business [REDACTED]. Exception remains.

Buyer Comment (2024-10-09): This loan was locked and approved under agency guidelines. We provided signed and dated P&L for both businesses, along with a cpa letter, dated prior to the note date. The snippet below notes the self-employed vvoe document allowed within 120 days of the note date. Although, the SOS site information was dated 10/4. It still shows her business has been active since 2015 and is still active. Should not be an issue. The verification is still dated within 30 days of the note date. This meets the requirement for self-employment.

Buyer Comment (2024-10-09): See attached response

Reviewer Comment (2024-10-08): Provided verification document is dated after the note date of 9/26/2024. Exception remains.

Buyer Comment (2024-10-04): conditions
																			10/14/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12916426	32252043			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing third party verification for [REDACTED].
Reviewer Comment (2024-10-14): Exception Cleared, updated 1008 and AUS is received with changed Income for qualification.

Buyer Comment (2024-10-11): This loan was locked and approved under agency guidelines. We provided signed and dated P&L for both businesses, along with a cpa letter, dated prior to the note date. The snippet below notes the self-employed vvoe document allowed within 120 days of the note date. Although, the SOS site information was dated

Reviewer Comment (2024-10-07): The received third party verification for [REDACTED] which is post close. Exception Remains.

Buyer Comment (2024-10-04): conditions
																			10/14/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12916426	32252044			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The file is missing third party verification for [REDACTED].
Reviewer Comment (2024-10-14): Exception Cleared, updated 1008 and AUS is received with changed Income for qualification.

Buyer Comment (2024-10-11): We have removed income for [REDACTED]. CPA is not required due to non qualifying income. See DU and 1008.

Buyer Comment (2024-10-11): This loan was locked and approved under agency guidelines. We provided signed and dated P&L for both businesses, along with a cpa letter, dated prior to the note date. The snippet below notes the self-employed vvoe document allowed within 120 days of the note date. Although, the SOS site information was dated

Reviewer Comment (2024-10-08): Provided verification document is dated after the note date of 9/26/2024. Exception remains.

Buyer Comment (2024-10-04): conditions
																			10/14/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	12916426	32252045			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	The file is missing third party verification for [REDACTED].
Reviewer Comment (2024-10-14): Exception Cleared, updated 1008 and AUS is received with changed Income for qualification.

Buyer Comment (2024-10-11): We have removed income for [REDACTED]. CPA is not required due to non qualifying income. See DU and 1008.

Buyer Comment (2024-10-11): This loan was locked and approved under agency guidelines. We provided signed and dated P&L for both businesses, along with a cpa letter, dated prior to the note date. The snippet below notes the self-employed vvoe document allowed within 120 days of the note date. Although, the SOS site information was dated

Reviewer Comment (2024-10-08): Provided verification document is dated after the note date of 9/26/2024. Exception remains.

Buyer Comment (2024-10-04): conditions
																			10/14/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	14724573	32252047			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___ State: ___	The Title Commitment/Preliminary Title does not reflect the amount of the proposed Lender's coverage.				Reviewer Comment (2024-10-10): Title policy amount verified in Supplemental report. - Exception Cleared. Buyer Comment (2024-10-08): coverage amount	10/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15833195	32252059			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy does not have policy amount and the Final Title policy is missing.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): . Reviewer Comment (2024-10-07): Exception Cleared, Title Preliminary Supplemental policy is received. Buyer Comment (2024-10-04): title	10/07/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15833195	32252061			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $206.00 exceeds tolerance of $181.00 plus 10% or $199.10. Insufficient or no cure was provided to the borrower.	Cure amount not provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-10-10): SitusAMC received corrected PCCD dated 10/04/2024, LOX and Certified copy of the Final Settlement Statement. Buyer Comment (2024-10-08): final ss Reviewer Comment (2024-10-07): SitusAMC received Letter of explanation, Corrected Closing disclosure and Final Settlement Statement. However, missing True and certified seal, acknowledgement from settlement agent and borrower. Provide True and certified copy of the Final SS that accompanied 10/04 PCCD to finalize. Buyer Comment (2024-10-04): trid	10/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15833195	32252062			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing personal and business tax returns for 2023.				Reviewer Comment (2024-10-04): Client elects to waive. Buyer Comment (2024-10-03): 2023 Ext; 2021 & 2022			10/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15833195	32252063			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing personal and business tax returns for 2023.				Reviewer Comment (2024-10-04): Client elects to waive. Buyer Comment (2024-10-03): 2023 Ext; 2021 & 2022			10/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15833195	32252064			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing personal and business tax returns for 2023.				Reviewer Comment (2024-10-04): Client elects to waive. Buyer Comment (2024-10-03): 2023 Ext; 2021 & 2022			10/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15833195	32252065			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/23/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	The file is missing personal and business tax returns for 2023.				Reviewer Comment (2024-10-04): Client elects to waive. Buyer Comment (2024-10-03): see 2023 Ext; 2021 & 2022			10/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15833195	32252066			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of $3,225,000.00 is less than the note amount of $3,255,000.00 based on the Preliminary in file.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): . Reviewer Comment (2024-10-08): Updated supplement report received, Exception Cleared. Buyer Comment (2024-10-07): corrected title doc Buyer Comment (2024-10-07): tp	10/08/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11863929	32252096			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): . Reviewer Comment (2024-10-14): Title supplemental report received - Exception Cleared. Buyer Comment (2024-10-11): coverage amount	10/14/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11863929	32252098			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,650.00 exceeds tolerance of $775.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-04): Sufficient Cure Provided At Closing		10/04/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15256449	32252100			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $2,950.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Attorney Review Fee was last disclosed as $0.00 on Loan Estimate but disclosed as $2,950.00 on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.				Reviewer Comment (2024-10-08): SitusAMC received Letter of explanation and Corrected Closing disclosure. Buyer Comment (2024-10-07): trid	10/08/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15256449	32252101			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2024-10-07): Received E-sign Consent Agreement. Exception cleared. Buyer Comment (2024-10-04): esign	10/07/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13909936	32252162			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/31/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	Informational level two exception only. Missing 2023 business tax returns				Reviewer Comment (2024-10-17): Client elects to waive. Buyer Comment (2024-10-17): exception approval and tax return extension			10/17/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13909936	32252163			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/31/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	Informational level two exception only. Missing 2023 business tax returns				Reviewer Comment (2024-10-17): Client elects to waive. Buyer Comment (2024-10-17): exception approval and tax return extension uploaded			10/17/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13909936	32252164			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/31/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.	Informational level two exception only. Missing 2023 personal tax returns				Reviewer Comment (2024-10-17): Client elects to waive. Buyer Comment (2024-10-17): exception approval and tax return extension uploaded			10/17/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13909936	32252165			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/31/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.	Informational level two exception only. Missing 2023 personal tax returns				Reviewer Comment (2024-10-17): Client elects to waive. Buyer Comment (2024-10-17): exception approval and tax return extension uploaded			10/17/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13909936	32252166			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/31/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 04/15/2024.	Informational level two exception only. Missing 2023 personal tax returns				Reviewer Comment (2024-10-17): Client elects to waive. Buyer Comment (2024-10-17): exception approval and tax return extension uploaded			10/17/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13909936	32252167			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/31/2024, Most Recent Tax Return End Date 12/31/2022, Tax Return Due Date 03/15/2024.	Informational level two exception only. Missing 2023 business tax returns				Reviewer Comment (2024-10-17): Client elects to waive. Buyer Comment (2024-10-17): exception approval and tax return extension uploaded			10/17/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13909936	32252168			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.
Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score is above 680.
																Reserves of $15,569,138.15 (378 months) Self-employed since 2009	SitusAMC,Aggregator Aggregator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-21): Lender granted exception approval with compensating factors in loan file. Buyer Comment (2024-10-17): exception approval			10/21/2024	2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15915055	32252314			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		GS QM AUS 30 yr fixed program. AUS is required and is missing from file. 1008 data was used for loan testing.				Reviewer Comment (2024-10-22): Received AUS, Exception Cleared Buyer Comment (2024-10-21): aus upld	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18870134	32252320			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing VVOE.				Reviewer Comment (2024-10-22): Verbal verification received. Exception Cleared. Buyer Comment (2024-10-21): Note date 10/3 , VOE 9/30	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18870134	32252321			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Missing Verbal Verification of Employment.				Reviewer Comment (2024-10-22): Verbal verification received. Exception Cleared. Buyer Comment (2024-10-21): Note date 10/3 , VOE 9/30	10/22/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18870134	32252322			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.	Missing Verbal Verification of Employment.				Reviewer Comment (2024-10-22): Verbal verification received. Exception Cleared. Buyer Comment (2024-10-21): Note date 10/3 , VOE 9/30	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18870134	32252323			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Missing Verbal Verification of Employment.				Reviewer Comment (2024-10-22): Verbal verification received. Exception Cleared.	10/22/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18870134	32252324			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2024-10-22): Verbal verification received. Exception Cleared. Buyer Comment (2024-10-21): Note date 10/3 , VOE 9/30	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18870134	32252325			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 46.68625% exceeds AUS total debt ratio of 46.00000%.				Reviewer Comment (2024-10-22): LP AUS provided with 47% DTI. Exception Cleared. Buyer Comment (2024-10-21): LP	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18870134	32252326			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing Verbal Verification of Employment.				Reviewer Comment (2024-10-22): Verbal verification received. Exception Cleared. Buyer Comment (2024-10-21): Note date 10/3 , VOE 9/30	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18870134	32252327			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,151.85 exceeds tolerance of $6,438.00. Insufficient or no cure was provided to the borrower.	The file is missing a valid COC for the fee increase.				Reviewer Comment (2024-10-23): SitusAMC Received Valid COC dated 09/24/24. Buyer Comment (2024-10-22): COC	10/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18870134	32252328			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing employment verification				Reviewer Comment (2024-10-22): Verbal verification received. Exception Cleared.	10/22/2024			1		A		A		A		A		A		CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15105834	32475294			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/11/2024 not received by borrower at least four (4) business days prior to closing.	Loan Estimate provided on 10/11/2024 not received by borrower at least four business days prior to closing.				Reviewer Comment (2024-10-29): SitusAMC received proof of earlier electronic receipt Buyer Comment (2024-10-29): le trk upld	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	15105834	32475296			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $625.00 exceeds tolerance of $545.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-23): Sufficient Cure Provided At Closing		10/23/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	15105834	32475297			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Cross-Country Rate Lock as required by the client's guidance.				Reviewer Comment (2024-10-29): Rate Lock Agreement document received and associated. Exception Cleared. Buyer Comment (2024-10-29): initial lock upld	10/29/2024			1	C	A	C	A	C	A	C	A	D	A		NJ	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13858823	32475970			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 46.91329% exceeds Guideline total debt ratio of 45.00000%. Lender Exception: Exception for DTI over 45% under Jumbo Express 11. Compensating Factors: LTV, Reserves, VP at Childrens Mercy Hospital for 21 years	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	49 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-10-22): Investor approved to waive with compensating factors,			10/22/2024	2	B	B	B	B	B	B	B	B	B	B		MO	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13858823	32475974			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 46.91329% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI allowed as per guidelines is 45% and lender qualified the DTI at the rate of 46.926%. Lender Exception: Exception for DTI over 45% under Jumbo Express 11. Compensating Factors: LTV, Reserves, VP at Childrens Mercy Hospital for 21 years	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	49 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-10-22): Investor approved to waive with compensating factors.			10/22/2024	2	B	B	B	B	B	B	B	B	B	B		MO	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	13858823	32475975			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		16009 Argyle Dr (Primary) is missing the 09/24 payment				Reviewer Comment (2024-10-25): Received credit supplement for 09/24 payment. exception cleared. Buyer Comment (2024-10-23): Sept pmt	10/25/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17730685	32475992			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Solar panel lease subject to UCC filing in file. Per guidelines: Any item that that will include a UCC associated with the property and/or will create an easement on title is ineligible.				Reviewer Comment (2024-10-31): UCC terminated. Buyer Comment (2024-10-29): Per lender : UCC3 was already terminated. Supplemental title reports provided. Buyer Comment (2024-10-29): Per lender : additional email regarding UCC termination Reviewer Comment (2024-10-25): Received UCC3 statement reflects Termination of lien for Tesla,Inc however Originally UCC lien with Solarcity Corporation. require UCC3 statement lien termination for Solarcity Corporatio. Exception remains. Buyer Comment (2024-10-23): UCC termination	10/31/2024			1		A		A		A		A		A		CA	Primary	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11999041	32476069			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-10-21): Delivery and original appraisal provided. Buyer Comment (2024-10-18): Original appraisal report Reviewer Comment (2024-10-17): Provide the original appraisal. The delivery is prior to the appraisal signature date. Buyer Comment (2024-10-16): Please see uploaded delivery reports for appraisal delivery	10/21/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11999041	32476070			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-10-28): Original appraisal provided. Buyer Comment (2024-10-24): Rains Group Appraisal Reviewer Comment (2024-10-21): Provide the original appraisal for Rains Group Inc. Additional appraisal provided are from the KO Appraisals. Buyer Comment (2024-10-18): Please see uploaded original report Reviewer Comment (2024-10-17): Provide the original appraisal. The delivery is prior to the appraisal signature date. Buyer Comment (2024-10-16): Appraisal delivery reports	10/28/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11542168	32476167			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	Post Disaster Inspection Report missing in the file.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.

Property inspected post disaster but pre-FEMA declaration of disaster end date.
																Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 9/28/2024	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-28): PDI Inspection date 10/25/2024, no damage. The disaster end date has not been declared. Buyer Comment (2024-10-26): Disaster Inspection			10/28/2024	2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	11542168	32476168			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	2 years Commission income was used to qualify and the 2023 and 2022 W-2 Transcripts were not provided. MS				Reviewer Comment (2024-10-25): Transcript received. exception cleared Buyer Comment (2024-10-24): Transcripts Reviewer Comment (2024-10-23): Same transcripts provided. They are not for Stephen Fallon SS# ending in 1642 Buyer Comment (2024-10-23): transcripts	10/25/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18875347	32476205			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Exception raised				Reviewer Comment (2024-10-28): Received Third Party Verification for both borrower. exception cleared. Buyer Comment (2024-10-25): Business verification	10/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18875347	32476208			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-10-25): Original Appraisal received. Exception Cleared Buyer Comment (2024-10-23): Appraisal report	10/25/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18875347	32476209			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-29): Third party verification provided. Buyer Comment (2024-10-25): Business verifications uploaded please clear	10/29/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	18875347	32476210			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Third Party Verification / Business License / CPA letter for Business "Rodriguez Instructional Systems Enter (Rise)" is missing in file.				Reviewer Comment (2024-10-29): Third party verification provided. Buyer Comment (2024-10-25): Business verifications uploaded please clear	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18875347	32476211			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Third Party Verification / Business License / CPA letter for Business "[REDACTED]" is missing in file.				Reviewer Comment (2024-10-29): Third party verification provided. Buyer Comment (2024-10-25): Business verifcation	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	18875347	32476213			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Need to verify September 2024 payment to Roundpoint Mortgage on primary residence was paid within month due.				Reviewer Comment (2024-10-25): Credit supplement received shows Last payment made for 09/24 and next due date of 10/24.. Exception Cleared Buyer Comment (2024-10-23): See supplement	10/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17659757	32476262			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing Third Party Verification for [REDACTED].				Reviewer Comment (2024-10-24): Post closed Third party verification for [REDACTED] and [REDACTED]. received. Exception cleared Buyer Comment (2024-10-22): Business verification Buyer Comment (2024-10-22): third party verification of businesses	10/24/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17659757	32476263			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-28): All Open QM Exception has been cured/cleared. Exception Cleared	10/28/2024			1	B	A	C	A	B	A	C	A	B	A		NC	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	17659757	32476264			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - C-Corp 1120	General QM: Unable to verify current C-Corp status using reasonably reliable third-party records.	Missing third-party verification document [REDACTED].				Reviewer Comment (2024-10-28): Third party Verification received Post close Verification acceptable per guideline. Exception Cleared Buyer Comment (2024-10-24): Please clear this business was combined with another exception and cleared	10/28/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17659757	32476265			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Missing third-party verification document for [REDACTED].				Reviewer Comment (2024-10-28): Third party Verification received Post close Verification acceptable per guideline. Exception Cleared Buyer Comment (2024-10-24): Please clear, exception was cleared in another exception	10/28/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17659757	32476266			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	4506-C & Third-party verification document is missing in file for [REDACTED]				Reviewer Comment (2024-10-28): Third party Verification received Post close Verification acceptable per guideline. Exception Cleared	10/28/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	17659757	32476267			Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Property is rural in nature and zoned rural/residential district, further review required. (Second appraisal shows suburban, zoned residential).				Reviewer Comment (2024-10-24): updated appraisal received with Correction in Zone from Rural to suburban. Exception Cleared Buyer Comment (2024-10-22): Appraisal Buyer Comment (2024-10-22): Per lender : Corrected appraisal provided along with SSR reports.	10/24/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No